Offerings	Jun. 30, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Voting Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 697,133,378
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,732
Offering Note
(1)
Represents the estimated maximum number of common shares, no par value per share (the “Starz common shares”), of Starz Entertainment Corp. (f/k/a Lions Gate Entertainment Corp.) (“Starz”), that may be issued to holders of Class A voting common shares (the “LGEC Class A common shares”) of Lions Gate Entertainment Corp. (“Lionsgate”) in connection with the Transactions (as defined in the joint proxy statement/prospectus included in this Registration Statement on Form
S-4,
the “joint proxy statement/prospectus”) based on the product of (a) the sum of
(i) 83,567,087, the number of LGEC Class A common shares outstanding as of June 30, 2024, (ii) 91,849, the number of shares of LGEC Class A common shares issuable in respect of outstanding awards of restricted stock units as of September 30, 2024, (iii) 2,183,112, the number of shares of LGEC Class A common shares issuable in respect of options to purchase LGEC Class A common shares (excluding performance-based vesting awards) that were issued by Lionsgate outstanding as of June 30, 2024 and (iv) 110,503, the number of shares of LGEC Class A common shares issuable in respect of performance-based vesting stock options to purchase LGEC Class A common shares that were issued by Lionsgate outstanding as of June 30, 2024, multiplied
by
(b) 1.12, the number of Starz common shares to be issued in connection with the reclassification of each LGEC Class A common share in connection with the Transactions described in the joint proxy statement/prospectus.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c), 457(f) and 457(h) under the Securities Act. Such amount was calculated based upon the market value of the LGEC Class A common shares as follows: the sum of
(a) the product of (i) 83,658,936 (the sum of items (a)(i) and (a)(ii) in footnote 1 above)
multiplied by
(ii) $7.70, the average of the high and low prices per LGEC Class A common share as reported on the New York Stock Exchange on October 7, 2024 and (b) the product of (i) 2,293,615 (the sum of items (a)(iii) and (a)(iv) in footnote 1 above, which is the number of LGEC Class A common shares issuable in respect of options to purchase shares of LGEC Class A common shares of Lionsgate that were issued and outstanding as of September 30, 2024), multiplied by
(ii) $23.09, the weighted average exercise price of such options as of September 30, 2024.

(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Non-Voting Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 1,384,589,803
Fee Rate	0.01531%
Amount of Registration Fee	$ 211,981
Offering Note
(4)
Represents the estimated maximum number of Starz common shares that may be issued to holders of Class B voting common shares, no par value per share (the “LGEC Class B common shares”) of Lionsgate, in connection with the Transactions based on the product of (a) the sum of
   (i) 152,271,223, the number of LGEC Class B common shares outstanding as of June 30, 2024, (ii) 10,277,014, the number of shares of LGEC Class B common shares issuable in respect of outstanding awards of restricted stock units as of September 30, 2024, (iii) 10,033,043, the number of shares of LGEC Class B common shares issuable in respect of outstanding performance-based awards of restricted stock units as of September 30, 2024, (iv) 10,891,590, the number of shares of LGEC Class B common shares issuable in respect of options to purchase LGEC Class B common shares (excluding performance-based vesting awards) that were issued by Lionsgate outstanding as of June 30, 2024 and     (v) 4,741,247, the number of shares of LGEC Class B common shares issuable in respect of performance-based vesting stock options to purchase LGEC Class B common shares that were issued by Lionsgate outstanding as of June 30, 2024, multiplied
by
(b) 1, the number of Starz common shares to be issued in connection with the reclassification of each LGEC Class B common share in connection with the Transactions described in the joint proxy statement/prospectus.

(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

(5)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f) and 457(h) under the Securities Act.

Such amount was calculated based upon the market value of the LGEC Class B common shares as follows: the sum of
(a) the product of (i) 172,581,280 (the sum of items (a)(i) through (a)(iii) in footnote 4 above), multiplied by
(ii) $6.79, the average of the high and low prices per LGEC Class B common share as reported on the New York Stock Exchange on October 7, 2024 and (b) the product of (i) 15,632,837 (the sum of items (a)(iv) and (a)(v) in footnote 4 above, which is the number of LGEC Class B common shares issuable in respect of options to purchase shares of LGEC Class B common shares of Lionsgate that were issued and outstanding as of September 30, 2024), multiplied by
(ii) $13.61, the weighted average exercise price of such options as of September 30, 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 2,029,429,005
Fee Rate	0.01531%
Amount of Registration Fee	$ 310,706
Offering Note
(6)
Represents the estimated maximum number of shares of Lionsgate Studios Holding Corp. common shares, no par value per share (the “New Lionsgate new common shares”) that may be issued in connection with the Transactions described in the joint proxy statement/prospectus to all holders of common shares, no par value per share (the “LG Studios common shares”) of Lionsgate Studios Corp. (“LG Studios”), calculated as the product of (a) 288,681,224, the number of LG Studios common shares outstanding as of September 30, 2024, multiplied by
(b) 0.97, the number of shares of New Lionsgate new common shares to be issued in connection with the Transactions described in the joint proxy statement/prospectus.

(7)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated pursuant to Rule 457(f) under the Securities Act.

Such value equals the product of (a) 288,681,224, the number of LG Studios common shares outstanding as of September 30, 2024, multiplied by
(b) $7.03, the average of the high and low prices per LG Studios common share as reported on the Nasdaq Global Select Market on October 7, 2024.

(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.